GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

NICE is a leading global enterprise software provider that enables organizations to improve customer experience, drive business performance, ensure compliance and fight financial crime. The Company helps companies understand their customers and predict their needs, optimize their workforce to drive greater efficiency, and identify suspicious behaviour to prevent financial crime. The Company does this by capturing customer interactions and transactions across multiple channels and sources. The Company then applies best-in-class analytics to this data to provide real-time insight and uncover intent. The Company solutions allow organizations to operationalize this insight and embed it within their workflows and daily business processes.

The Company operates in two areas: Customer Interactions Solutions and Financial Crime and Compliance Solutions.

b.	Acquisitions in prior years:

On August 12, 2013, the Company completed the acquisition of Causata Inc. ("Causata"), a provider of real-time Big Data analytics. The Company acquired Causata for total consideration of $22,666 comprised of $21,352 in cash and $1,314 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of $2,000. The Company recorded technology, customer relationship, goodwill and deferred tax asset related to carryforward losses in amounts of $10,474, $2,001, $8,598 and $6,765, respectively. Technology and customer relationship are amortized over a period of 5 years.

During 2014, the Company has revalued the fair value of liability for earn out related to certain prior years’ acquisitions. As a result, an income of $4,002 was recorded within general and administrative expenses in the statement of income.

During 2015 and 2014, the Company didn’t record any acquisition related costs. During 2013 acquisition related costs amounted to $508, and were included mainly in general and administrative expenses.

c.	Discontinued operations

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy.

On July 1, 2015 the Company completed the sale of the Cyber and Intelligence operation to Elbit Systems for a total consideration of $151,583, comprised of $111,583 in cash and $40,000 earn out based on future business performance.

The Cyber and Intelligence operation offers solutions which provide law enforcement agencies, intelligence organizations and signal intelligence agencies with tools for generating intelligence from communications.

The sale resulted in a capital gain of $101,847, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015.

On September 18, 2015, the Company completed the sale of the Physical Security operation to Battery Ventures for a total consideration of  $92,475, comprised of $74,551 in cash, note receivable of $2,924 and up to $15,000 earn out based on future business performance.

The Physical Security operation provides video surveillance technologies and capabilities to security-aware organizations.

The sale resulted in a gain of $45,487, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015.

The carrying amount used in determining the gain on disposal of the operations included goodwill in the amount of $35,554. The amount of goodwill that was included in that carrying amount was based on the relative fair values of the disposed operations and the portion of the operation that was retained within the segment.

Following the sale, Physical Security's and Intelligence's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting gain from sales. All prior periods’ comparable results of operation, assets and liabilities have been retroactively included in discontinued operations.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below:

	Year ended December 31,
	(* 2015	2014	2013

Revenue	$68,672	$139,644	$127,769
Cost of sales	26,956	72,073	65,333
Operating expenses	36,307	62,041	58,142

Operating income	5,409	5,530	4,294
Other expenses, net	284	565	-
Gain on disposal of the discontinued operations	147,334	-	-

Income before taxes on income	152,459	4,965	4,294
Taxes on income	34,206	2,040	1,490

Total net income on discontinued operations	$118,253	$2,925	$2,804

*)       Represent the results of the discontinued operations until their disposal.

Depreciation expense totaled $724, $1,058 and $1,244 for the years 2015, 2014 and 2013, respectively.

Amortization expense totaled $4,362, $1,804 and $2,799 for the years 2015, 2014 and 2013, respectively.

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2015	2014

Trade receivables	$5,224	$25,977
Prepaid expenses and other current assets	3,893	7,159
Long Term Investments	-	5,509
Severance pay fund	-	4,997
Deferred taxes	-	5,296
Goodwill	-	35,122
Other classes of assets	25	5,645

Total assets of discontinued operations	9,142	89,705

Trade payables	-	2,822
Accrued expenses and other liabilities	12,698	28,813
Deferred revenue	-	22,722
Accrued severance pay	-	5,463
Other classes of liabilities	2,455	2,640

Total liabilities of discontinued operations	$15,153	$62,460